Summary of Significant Accounting Policies - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Property, Plant and Equipment
Loss from disposal of long-term assets	¥ 83	$ 12	¥ 22	¥ 81
Real estate property
Property, Plant and Equipment
Estimated useful lives	14 years	14 years
Electronic equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years	3 years
Electronic equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	16 years	16 years
Furniture, fixture and other equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years	3 years
Furniture, fixture and other equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	14 years	14 years
Motor Vehicles
Property, Plant and Equipment
Estimated useful lives	5 years	5 years